Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

April 24, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:   Sun Life Assurance Company of Canada (U.S.) ("Sun Life" or “Registrant”)
              Pre-Effective Amendment Nos. 3 and 4 to Registration Statement on Form S-3
              File No. 333-156308

In December, 2008, Sun Life filed the above-captioned S-3 registration statement (“New S-3”) pursuant to Rule 415(a)(5) and (6) under the Securities Act of 1933.  As required by Rule 415(a)(5) and (6), the New S-3 is intended to replace an existing Form S-3 registration statement (File No. 333-130699) (“Old S-3”).  There have been no material changes to the market value adjusted (“MVA”) interests registered pursuant to the New S-3 since the last filing of the Old S-3.  Indeed, the New S-3 would not have been filed but for the requirements of Rule 415(a)(5) and (6).

The New S-3 serves as a companion filing to several Form N-4 registration statements (File Nos. 333-74844, 333-83362, 333-83364, 333-83516, 333-83256, 333-115536, 333-115525) (“Form N-4s”). Whereas the New S-3 registers MVA interests offered by the annuity product being issued, each Form N-4 registers variable interests offered by that annuity product.  The prospectuses included in the New S-3 are identical to those included in the companion Form N-4s.

This pre-effective amendment to the New S-3 shows all changed made to the prospectuses since the filing of the New S-3 on December 19, 2008.  Four of the prospectuses contained in the New S-3 (Sun Life Financial Masters Flex, Sun Life Financial Masters Extra, Sun Life Financial Masters Access, and Sun Life Financial Masters Choice) are currently being review by the SEC staff for changes to the variable interests registered under four of the Form N-4s (Form N-4 File Nos. 333-74844, 333-83362, 333-83364, and 333-83516, respectively).  These four Masters prospectuses have been marked to include all the changes made in response to SEC staff’s oral comments of April 10, 2009, as follows:

1.
On the first page of the prospectus, please use each fund’s exact name as registered on EDGAR, and please also indicate the available share class for each fund or provide a footnote stating that there is only one share class available.

Response:  Registrant has provided the fund names as registered on EDGAR.  The appropriate share classes or footnote have also been provided.

2.
On the second page of the prospectus, please include the disclosure required by Item I(a)(v)(C) of Form N-4 regarding the availability of the SEC’s public reference room, including the address and phone number.

Response:  Registrant has provided the suggested information.

3.	Under the caption “The Annuity Contract” under “PRODUCT HIGHLIGHTS,” please use the exact name of the contract name as registered on EDGAR.

Response: Registrant has revised the disclosure as recommended by removing the words “Variable and Fixed Annuity Contract.”

4.
Using the term “store” to refer to an “income storage benefit” is not adequate.  Under the caption “Optional Living Benefits” under “PRODUCT HIGHLIGHTS,” consider replacing the word “store” with a more descriptive plain English word.

Response:  Registrant has revised the description of Income On Demand II Escalator to read as follows:

Income ON Demand II Escalator offers an income storage benefit that provides guaranteed lifetime withdrawals, and allows you to accumulate the guaranteed lifetime benefits, rather than requiring you to take the annual payments or lose them. It also allows the opportunity to increase your annual payments at later ages.

5.	In footnote 8 to the Fee Table, please state the amount of living benefit charges prior to February 17, 2009. Please clarify whether there were any other charge differences.

Response: Registrant added the disclosure regarding the amount of the living benefit charges prior to February 17, 2009.  There are no other charge differences other than those identified in footnote 5.

6.
In footnote 12 to the Fee Table, please provide a cross reference to where in the prospectus there is a discussion of how we determine when “then-current market conditions might cause the issuer to “to increase the rate of the charge” for the living benefits.  What are these “then-current market conditions?”

Response: The cross reference was added directing the reader to sections were the term is discussed.

7.	Throughout the living benefit sections, please provide disclosure describing what terms and conditions apply to Contracts issued prior to February 17, 2009.

Response: Under the heading “OPTIONAL LIVING BENEFIT: RETIREMENT INCOME ESCALATOR II,” disclosure was changed at the beginning of the section and under the following sub-headings: “Determining your Annual Withdrawal Amount,” “How RIE II Works,” “Cost of RIE II,” “Step-Up Under RIE II,” and “Joint-Life Coverage.”

Under the heading “OPTIONAL LIVING BENEFIT: Income ON Demand II ESCALATOR,” disclosure was changed at the beginning of the section and under the following sub-headings: “Determining your Annual Income Amount,” “How IOD II Escalator Works,” “Cost of IOD II Escalator,” “Step-Up Under IOD II Escalator,” and “Joint-Life Coverage.”

Under the heading “OPTIONAL LIVING BENEFIT: RETIREMENT ASSET PROTECTOR,” disclosure was changed at the beginning of the section and under the sub-heading “Cost of Retirement Asset Protector.”

8.	Under the sub-heading “How Retirement Asset Protector Works,” please explain why the following calculation shows 40 quarter rather than just 4 quarters: (40 quarters x 0.1875% = 7.50%)

Response: Under this sub-heading, disclosure was added to explain that the rider matures in 10 years and this calculation shows the aggregate fee.

9.
Under the heading “DESIGNATED FUNDS,” please explain whether the 90/10 model has been closed to all new Contract or whether it is simply no longer deemed a Designated Fund for purposes of the living benefits.

Response: Under this heading, disclosure was added to explain that the 90/10 model has been closed to all new Contracts.

10.	Please include the prior version of the “Build Your Portfolio” chart that was available to Contracts issued prior to February 17, 2009.

Response: Because the differences between the current chart the prior version are very minor, disclosure was added in bold face print in the introduction to the current chart describing those differences.

11.
Changes have been made to the tax disclosure and other disclosure appearing in the appendices for the living benefit riders no longer being offered.  Please confirm whether these changes are substantive

Response: The changes to the tax disclosure and other disclosure appearing in the appendices are not substantive.

12.	In the appendices for the living benefit riders no longer being offered, please revise any language that states “if we are still offering this rider.”

Response:  Registrant has corrected the appendices for the living benefit riders no longer being offered.

13.	Please replace Exhibit 8(j) with a signed agreement or remove Exhibit 8(j). [This comment applies only to the Form N-4s.]

Response:  Registrant removed Exhibit 8(j) in the Form N-4s.

14.	Please provide a signed Opinion of Counsel. [This comment applies only to the Form N-4s.]

Response:  Registrant has provided a new signed Opinion of Counsel in the Form N-4s.

15.	Add disclosure describing what will happen when the MFS Strategic Value Portfolio closes.

Response:  In the appendix entitled “Previously Available Investment Options,” Registrant has footnoted the MFS Strategic Value Portfolio with the following language to clarify that the portfolio is still open automatic programs:

On June 22, 2009, the MFS Strategic Value Portfolio will be closed to all new Purchase Payments. However any automatic programs previously authorized by a Contract Owner, such as dollar-cost averaging, portfolio rebalancing, and asset allocation, into the MFS Strategic Value Portfolio will continue until June 29, 2009 when it is expected that the MFS Strategic Value Portfolio will merge with the MFS Value.

*     *     *     *     *     *

An oral request to accelerate the effective date of the New S-3 to May 1, 2009, is expected to be made. This date would coincide with the effective date of the companion Form N-4. The Registrant and its general depositor, Clarendon Insurance Agency, Inc., are aware of their obligations under the Securities Act of 1933.

For the convenience of the SEC staff, by means of a separate correspondence filing, Registrant will provide a courtesy copy of each of the above-cited Masters prospectuses marked to show those changes that will appear in the corresponding Form N-4 filings and are described in detail above.

Should you have any questions regarding this correspondence or any of the New S-3s, please contact the undersigned at (781) 263-6402 or Elizabeth B. Love, Esquire, at 781-263-6302.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
AVP &Senior Counsel

cc:       Elizabeth B. Love, Esquire
Rebecca M. Marquigny, Esquire